Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Mayville Engineering Company, Inc. 401(k) Plan
Fair Value Measurements
Schedule of the Plan's assets at fair value

	2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$139,903	$—	$—	$139,903
Company stock	44,339	—	—	44,339
Total investments at fair value				$184,242

	2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$122,967	$—	$—	$122,967
Company stock	33,106	—	—	33,106
Total investments at fair value				$156,073